Reverse Merger (Details) - Schedule of estimated acquisition date fair values - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
As Reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	$ 3,650,379	$ 24,235,937	$ 12,394,889
Net loss attributable to HWN, Inc. common shareholders	(11,363,994)	$ (610,633)	(1,128,934)
Loss per common share, basic and diluted: (in Dollars per share)		$ (0.24)
Pro Forma [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	8,408,376	$ 31,331,806	27,085,738
Net loss attributable to HWN, Inc. common shareholders	$ (17,368,636)	$ (6,776,050)	$ (11,532,431)
Loss per common share, basic and diluted: (in Dollars per share)		$ (0.58)